UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Arizona Water Infrastructure Finance Authority, Prerefunded to 10/1/20, 5.00%, 10/1/30	$1,000	$1,187,160

		$1,187,160

Education — 6.6%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	$1,000	$1,126,910
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/33	1,500	1,662,450
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,705,305

		$4,494,665

Electric Utilities — 7.3%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,634,370
Pinal County Electrical District No. 3, 5.25%, 7/1/36	1,000	1,119,290
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,126,380
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,120,400

		$5,000,440

Escrowed/Prerefunded — 9.5%
Maricopa County, SFMR, Escrowed to Maturity, 0.00%, 2/1/16	$3,000	$2,990,190
Phoenix Industrial Development Authority, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	3,500	3,499,720

		$6,489,910

General Obligations — 4.9%
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, (1.00% to 6/30/15), 7/1/30	$200	$231,310
Maricopa County Community College District, 3.00%, 7/1/23	785	816,785
Tempe, 5.375%, 7/1/21	1,600	1,919,616
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	386,795

		$3,354,506

Health Care – Miscellaneous — 1.1%
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	$430	$443,549
Yavapai County Industrial Development Authority, (West Yavapai Guidance Clinic), 6.625%, 8/15/24	310	310,518

		$754,067

Hospital — 13.5%
Arizona Health Facilities Authority, (Banner Health System), 5.00%, 1/1/35	$2,000	$2,119,580
Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,275	1,298,396
Maricopa County Industrial Development Authority, (Catholic Healthcare West), 5.25%, 7/1/32	1,000	1,063,160
Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,450	1,524,747
Scottsdale Industrial Development Authority, (Scottsdale Healthcare), 5.25%, 9/1/30	1,500	1,517,985
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	559,435
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,113,937

		$9,197,240

1

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.2%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$874,897
Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), Prerefunded to 12/1/14, 6.25%, 6/1/19	650	653,250

		$1,528,147

Insured-Electric Utilities — 2.3%
Mesa Utility Systems, (NPFG), 5.00%, 7/1/23	$1,000	$1,222,040
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	310,739

		$1,532,779

Insured-Escrowed/Prerefunded — 1.5%
Maricopa County Industrial Development Authority, (Samaritan Health Services), (NPFG), Escrowed to Maturity, 7.00%, 12/1/16	$1,000	$1,051,470

		$1,051,470

Insured-General Obligations — 7.8%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,478,196
Goodyear, (NPFG), 3.00%, 7/1/26	250	251,560
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,920	3,613,617

		$5,343,373

Insured-Hospital — 1.8%
Arizona Health Facilities Authority, (Arizona Healthcare Systems), (NPFG), 5.50%, 6/1/15	$1,195	$1,224,039

		$1,224,039

Insured-Lease Revenue/Certificates of Participation — 3.1%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,132,743

		$2,132,743

Insured-Special Tax Revenue — 2.4%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$930,015
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	580	602,492
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	83,047

		$1,615,554

Insured-Transportation — 3.8%
Pima County, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/22	$700	$724,269
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,900	1,894,452

		$2,618,721

Insured-Water and Sewer — 1.4%
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), 5.00%, 7/1/37	$885	$963,482

		$963,482

Lease Revenue/Certificates of Participation — 1.3%
Mohave County Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$750	$865,193

		$865,193

Other Revenue — 1.7%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,133,460

		$1,133,460

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$248,402

		$248,402

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 17.3%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,097,590
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,157,020
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	270	298,550
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,175
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,131,280
Pima County Regional Transportation Authority, Excise Tax Revenue, 5.00%, 6/1/24	1,000	1,189,110
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,117,325
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,262,360
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/33	1,000	1,115,870
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,121,110

		$11,817,390

Transportation — 6.6%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/32	$2,000	$2,231,740
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,271,320

		$4,503,060

Total Tax-Exempt Investments — 98.2% (identified cost $61,150,673)		$67,055,801

Other Assets, Less Liabilities — 1.8%		$1,243,056

Net Assets — 100.0%		$68,298,857

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 24.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 13.1% of total investments.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	38 U.S. Long Treasury Bond	Short	$(5,281,931)	$(5,361,563)	$(79,632)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

3

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $79,632.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,505,478

Gross unrealized appreciation	$6,561,224
Gross unrealized depreciation	(10,901)

Net unrealized appreciation	$6,550,323

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,055,801	$—	$67,055,801
Total Investments	$—	$67,055,801	$—	$67,055,801

Liability Description
Futures Contracts	$(79,632)	$—	$—	$(79,632)
Total	$(79,632)	$—	$—	$(79,632)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.1%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,168,120
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,745,625

		$2,913,745

Education — 17.1%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$567,830
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,275,154
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,417,924
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	1,000	1,103,490
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,614,270
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,136,002
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39	2,000	2,281,340
Connecticut Health and Educational Facilities Authority, (Yale University), 4.85%, 7/1/37(1)	5,000	5,427,450
University of Connecticut, 5.00%, 11/15/29	1,000	1,186,240

		$16,009,700

General Obligations — 20.2%
Connecticut, 4.875%, 11/1/20	$1,475	$1,682,208
Danbury, 4.00%, 8/1/26	380	416,533
East Lyme, 4.00%, 7/15/22	350	393,089
East Lyme, 4.00%, 7/15/23	525	585,302
East Lyme, 4.25%, 7/15/24	250	280,653
Fairfield, 4.25%, 7/15/26	250	263,770
Fairfield, 5.00%, 1/1/23	1,000	1,228,780
Hartford, 5.00%, 4/1/31	1,500	1,693,665
North Haven, 5.00%, 7/15/23	1,475	1,818,513
North Haven, 5.00%, 7/15/25	1,490	1,857,419
Norwalk, 4.00%, 7/1/26	1,975	2,172,421
Norwalk, 4.00%, 7/15/27	1,000	1,091,520
Redding, 5.50%, 10/15/18	400	471,948
Redding, 5.625%, 10/15/19	650	790,465
Stamford, 4.00%, 7/1/25	370	411,085
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,516,905
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	989,957
Wilton, 5.25%, 7/15/18	535	622,087
Wilton, 5.25%, 7/15/19	535	637,800

		$18,924,120

1

Security	Principal Amount (000’s omitted)	Value
Hospital — 6.7%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,110,900
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,118,400
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,100,940
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health Services Corp.), 5.00%, 7/1/34	1,520	1,727,586
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,242,960

		$6,300,786

Industrial Development Revenue — 8.3%
Connecticut Development Authority, (Signature Flight Support Corp.), (AMT), 6.625%, 12/1/14	$525	$524,806
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	2,750	2,755,197
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500	4,508,910

		$7,788,913

Insured-Education — 18.1%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,553,915
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,694,233
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), 5.00%, 7/1/37	1,920	2,137,401
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), 5.75%, 7/1/33	2,500	2,841,700
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	555,890
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	5,305	6,154,596

		$16,937,735

Insured-Escrowed/Prerefunded — 1.2%
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	$1,000	$1,156,940

		$1,156,940

Insured-General Obligations — 7.4%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,500	$1,675,470
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,202,790
Hartford, (AGC), 5.00%, 8/15/28	1,000	1,096,270
Hartford, (AGM), 5.00%, 4/1/31	440	490,833
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	226,437
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,182,250
University of Connecticut, (NPFG), 5.00%, 2/15/24	1,000	1,058,920

		$6,932,970

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$143,025

		$143,025

Insured-Transportation — 5.9%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$3,900	$3,888,612
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,750	1,613,833

		$5,502,445

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 6.0%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,289,774
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,331,748

		$5,621,522

Senior Living/Life Care — 1.1%
Connecticut Development Authority, (Alzheimers Resource Center), 5.50%, 8/15/27	$1,000	$1,033,810

		$1,033,810

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,343,840
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	135	149,275
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	150	166,360

		$2,659,475

Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$1,000	$1,029,020

		$1,029,020

Water and Sewer — 3.1%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,161,610
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,701,855

		$2,863,465

Total Tax-Exempt Investments — 102.3% (identified cost $87,880,778)		$95,817,671

Other Assets, Less Liabilities — (2.3)%		$(2,175,277)

Net Assets — 100.0%		$93,642,394

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	13 U.S. Long Treasury Bond	Short	$(1,806,976)	$(1,834,219)	$(27,243)

3

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $27,243.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,633,842

Gross unrealized appreciation	$8,183,829
Gross unrealized depreciation	—

Net unrealized appreciation	$8,183,829

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$95,817,671	$—	$95,817,671
Total Investments	$—	$95,817,671	$—	$95,817,671

Liability Description
Futures Contracts	$(27,243)	$—	$—	$(27,243)
Total	$(27,243)	$—	$—	$(27,243)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.1%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/22	$2,000	$2,387,540

		$2,387,540

Education — 12.6%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 1/1/28	$1,000	$1,104,070
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/40	1,500	1,677,840
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,124,820
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	309,476
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	341,846
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	700	759,682
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,115,750
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.25%, 4/1/39	1,475	1,599,283
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,578,885
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,664,331
University of Minnesota, 5.00%, 12/1/36	500	579,340
University of Minnesota, 5.125%, 4/1/34	1,000	1,138,280
University of Minnesota, (State Supported Stadium Debt), 5.00%, 8/1/29	1,000	1,071,000

		$14,064,603

Electric Utilities — 7.3%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,338,140
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	404,043
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	539,020
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	289,008
Minnesota Municipal Power Agency, 5.00%, 10/1/35(1)	1,500	1,548,090
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	1,000	1,072,690
Western Minnesota Municipal Power Agency, 5.00%, 1/1/26	665	791,157
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,168,380

		$8,150,528

Escrowed/Prerefunded — 2.0%
Minnesota Public Facilities Authority, Clean Water Revenue, Prerefunded to 3/1/17, 5.00%, 3/1/26	$2,000	$2,209,120

		$2,209,120

General Obligations — 24.3%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,238,300
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,096,920
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,257,820
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	544,455
Duluth, 5.00%, 2/1/34	2,000	2,195,880
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,233,420
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,596,060
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,402,737
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,154,250
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31(2)	1,000	1,195,300
Minnesota, 5.00%, 6/1/21	1,155	1,318,606

1

Security	Principal Amount (000’s omitted)	Value
Minnesota, 5.00%, 8/1/22	$1,000	$1,165,530
Minnesota, 5.00%, 10/1/27	1,970	2,360,080
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	185	201,966
Minnesota, Prerefunded to 11/1/16, 5.00%, 11/1/26	815	889,744
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	36,692
Ramsey County, Series 2011A, 4.00%, 2/1/24	500	561,250
Ramsey County, Series 2012A, 4.00%, 2/1/24	500	566,050
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,200,640
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,096,520
Washington County, 3.50%, 2/1/28	1,000	1,016,380
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	831,255

		$27,159,855

Health Care - Miscellaneous — 0.9%
Minneapolis, (National Marrow Donor Program), 4.875%, 8/1/25	$1,000	$1,041,060

		$1,041,060

Hospital — 12.5%
Douglas County, (Douglas County Hospital), 6.25%, 7/1/38	$1,000	$1,077,020
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,129,760
Rochester, (Mayo Clinic), 5.00%, 11/15/36	2,000	2,103,720
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,141,950
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,695,990
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	1,000	1,124,530
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/30	1,000	1,118,180
St. Louis Park, (Park Nicollet Health Services), 5.75%, 7/1/39	1,000	1,129,800
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	1,000	1,146,910
St. Paul Housing and Redevelopment Authority, (HealthEast), 6.00%, 11/15/35	750	781,440
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,572,165

		$14,021,465

Housing — 4.2%
Minnesota Housing Finance Agency, (AMT), 4.80%, 7/1/38	$770	$778,185
Minnesota Housing Finance Agency, (AMT), 4.85%, 7/1/38	730	737,030
Minnesota Housing Finance Agency, (AMT), 4.90%, 7/1/37	480	482,491
Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	500	502,945
Minnesota Housing Finance Agency, (AMT), 5.15%, 7/1/38	70	70,801
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	505	521,175
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,650	1,652,624

		$4,745,251

Industrial Development Revenue — 0.9%
Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,000	$1,000,940

		$1,000,940

Insured-Electric Utilities — 11.2%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,114,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,102,632
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	290,567
Rochester, Electric Utility Revenue, (NPFG), 4.50%, 12/1/26	2,000	2,147,180
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	6,763,410
Western Minnesota Municipal Power Agency, (AGM), 5.00%, 1/1/36	1,000	1,071,320

		$12,490,009

Insured-Escrowed/Prerefunded — 0.9%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (AMT), Prerefunded to 1/1/15, 5.00%, 1/1/22	$1,000	$1,007,910

		$1,007,910

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 2.7%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$780,773
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,162,102
St. Francis Independent School District No. 15, (NPFG), 5.00%, 2/1/27	1,000	1,084,220

		$3,027,095

Insured-Hospital — 4.9%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$813,360
Minneapolis, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,950	1,993,095
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,127,840
St. Cloud, (CentraCare Health System), (AGC), 5.50%, 5/1/39	500	556,595

		$5,490,890

Insured-Special Tax Revenue — 2.0%
St. Paul, Sales Tax Revenue, (XLCA), 5.00%, 11/1/30	$2,000	$2,178,620

		$2,178,620

Insured-Transportation — 0.7%
Minneapolis - St. Paul Metropolitan Airports Commission, (AMBAC), (BHAC), 4.50%, 1/1/32	$775	$800,087

		$800,087

Lease Revenue/Certificates of Participation — 2.1%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,153,910
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	594,915
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	635,746

		$2,384,571

Other Revenue — 1.2%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$471,704
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	351,222
Minnesota, (Public Safety Radio Communications System), 5.00%, 6/1/22	485	562,071

		$1,384,997

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$298,550
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	327,175
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/33	2,000	2,193,060
Hennepin County, Sales Tax Revenue, 4.75%, 12/15/37	2,000	2,196,260
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	576,360

		$5,591,405

Transportation — 2.1%
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	$1,000	$1,141,520
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,146,690

		$2,288,210

Total Tax-Exempt Investments — 99.6% (identified cost $102,370,022)		$111,424,156

Other Assets, Less Liabilities — 0.4%		$486,850

Net Assets — 100.0%		$111,911,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

3

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 11.3% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	47 U.S. Long Treasury Bond	Short	$(6,532,914)	$(6,631,406)	$(98,492)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $98,492.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,138,324

Gross unrealized appreciation	$9,396,874
Gross unrealized depreciation	(111,042)

Net unrealized appreciation	$9,285,832

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$111,424,156	$—	$111,424,156
Total Investments	$—	$111,424,156	$—	$111,424,156

Liability Description
Futures Contracts	$(98,492)	$—	$—	$(98,492)
Total	$(98,492)	$—	$—	$(98,492)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%

Security	Principal Amount (000’s omitted)	Value
Education — 10.0%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,068,139
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,222,950
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,825,071
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	944,407
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	3,304,259
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,614,788

		$17,979,614

Escrowed/Prerefunded — 1.5%
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	$1,135	$1,356,688
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,369,536

		$2,726,224

General Obligations — 2.8%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,226,390
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	3,000	3,354,810
Montclair Township, 5.00%, 1/1/28	350	413,567

		$4,994,767

Hospital — 9.3%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$830	$832,200
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,263,031
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	4,000	4,440,840
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	4,120	4,374,657
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,158,520
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,330,791
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,410,520

		$16,810,559

Housing — 1.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$1,690	$1,733,636

		$1,733,636

Industrial Development Revenue — 4.3%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,008,088
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	255	277,539
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	430	468,352
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,952,521

		$7,706,500

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$3,753,715

		$3,753,715

Insured-Escrowed/Prerefunded — 0.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,290	$1,526,405

		$1,526,405

Insured-Gas Utilities — 2.0%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,485	$3,628,234

		$3,628,234

Insured-General Obligations — 10.6%
Egg Harbor Township, (BAM), 5.00%, 2/1/23	$1,085	$1,296,445
Egg Harbor Township, (BAM), 5.00%, 2/1/24	1,110	1,334,719
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,315,569
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	3,021,224
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,025,100
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	3,925,462
Jackson Township School District, (NPFG), 2.50%, 6/15/27	5,190	4,941,191
Paterson, (BAM), 5.00%, 1/15/26	1,000	1,135,370

		$18,995,080

Insured-Hospital — 2.1%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,698,323

		$3,698,323

Insured-Industrial Development Revenue — 3.4%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$6,206,940

		$6,206,940

Insured-Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$710	$805,495
South Jersey Port Corp., (Marine Terminal), (AGC), 5.75%, 1/1/34	1,000	1,099,300

		$1,904,795

Insured-Other Revenue — 1.2%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,241,808

		$2,241,808

Insured-Special Tax Revenue — 10.5%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$7,870	$6,176,061
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,437,960
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	11,695	7,744,078
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,248,022
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	230,670

		$18,836,791

Insured-Student Loan — 2.6%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$4,245	$4,638,766

		$4,638,766

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$850	$953,224

		$953,224

2

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 5.6%
Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	$785	$798,220
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/34	1,000	1,084,400
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	3,000	3,283,110
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	4,605	4,916,574

		$10,082,304

Other Revenue — 2.0%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$3,250	$3,600,675

		$3,600,675

Senior Living/Life Care — 4.4%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,417,469
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,339,448
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,935	1,970,488
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,000	2,142,140

		$7,869,545

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$313,251
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	542,582
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,295	1,492,773

		$2,348,606

Student Loan — 4.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.184%, 6/1/36(1)	$20	$20,203
New Jersey Higher Education Student Assistance Authority, (AMT), 1.184%, 6/1/36(1)(2)(3)	8,300	8,384,245

		$8,404,448

Transportation — 12.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,345,540
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/30	1,890	2,142,542
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	1,000	1,159,060
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,907,500
New Jersey Turnpike Authority, Series 2012 B, 5.00%, 1/1/30	4,520	5,182,632
New Jersey Turnpike Authority, Series 2013 A, 5.00%, 1/1/30	1,465	1,674,524
Port Authority of New York and New Jersey, 6.125%, 6/1/94	6,160	7,314,815

		$22,726,613

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$4,155	$4,161,440

		$4,161,440

Total Tax-Exempt Investments — 98.7% (identified cost $159,862,885)		$177,529,012

Other Assets, Less Liabilities — 1.3%		$2,327,185

Net Assets — 100.0%		$179,856,197

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 8.4% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,744,245.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	100 U.S. 10-Year Treasury Note	Short	$(12,527,161)	$(12,635,938)	$(108,777)
12/14	180 U.S. Long Treasury Bond	Short	(25,019,671)	(25,396,875)	(377,204)

					$(485,981)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $485,981.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$153,145,409

Gross unrealized appreciation	$17,870,058
Gross unrealized depreciation	(126,455)

Net unrealized appreciation	$17,743,603

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

4

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$177,529,012	$—	$177,529,012
Total Investments	$—	$177,529,012	$—	$177,529,012

Liability Description
Futures Contracts	$(485,981)	$—	$—	$(485,981)
Total	$(485,981)	$—	$—	$(485,981)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$1,184,104

		$1,184,104

Education — 12.6%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/33	$1,150	$1,220,334
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,110,340
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,109,400
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,333,510
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	1,500	1,675,530
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	311,228
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/27	600	728,130
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	3,800	3,888,654
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,985,464
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,253,540
University of Pittsburgh, 5.25%, 9/15/29	1,500	1,737,765
University of Pittsburgh, 5.25%, 9/15/30	2,500	2,899,850
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,525,722
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,699,250

		$28,478,717

Electric Utilities — 0.9%
Beaver County Industrial Development Authority, (FirstEnergy Nuclear Generation), 3.50% to 6/1/20 (Put Date), 12/1/35	$2,000	$2,060,780

		$2,060,780

Escrowed/Prerefunded — 0.1%
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	$160	$183,563

		$183,563

General Obligations — 4.4%
Chester County, 5.00%, 7/15/27	$1,000	$1,154,070
Chester County, 5.00%, 7/15/28	410	468,532
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	5,000	6,227,600
Montgomery County, 4.375%, 12/1/31	1,840	1,975,700

		$9,825,902

Hospital — 18.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,433,590
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,184,108
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	4,220	5,003,992
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,106,940

1

Security	Principal Amount (000’s omitted)	Value
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	$1,245	$1,421,429
Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	1,000	1,089,810
Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	1,050	1,050,473
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,799,198
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,557,742
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	2,000	2,086,080
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	9,000	10,399,770
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,832,489
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	690	789,146
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,833,900

		$40,588,667

Housing — 0.4%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	$945	$1,004,818

		$1,004,818

Industrial Development Revenue — 1.8%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,344,936
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,170,230
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,500	1,562,490

		$4,077,656

Insured-Education — 4.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$3,000	$3,218,040
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), (NPFG), 5.00%, 6/15/23	2,500	2,680,500
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 5.00%, 4/1/25	1,350	1,435,077
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), 5.00%, 11/1/32	2,765	2,944,587

		$10,278,204

Insured-Electric Utilities — 0.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,407,047
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	323,911

		$1,730,958

Insured-Escrowed/Prerefunded — 13.7%
Allegheny County Hospital Development Authority, (Magee-Women’s Hospital), (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 10/1/15	$3,750	$3,739,875
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	3,000	3,007,140
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,375,375
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,431,616
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,359,691
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,160,638
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,816,746
Philadelphia, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,500	1,671,105

2

Security	Principal Amount (000’s omitted)	Value
Westmoreland Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$5,780	$5,314,883
Westmoreland Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	4,965,462

		$30,842,531

Insured-General Obligations — 13.7%
Beaver County, (AGM), 5.55%, 11/15/31	$2,045	$2,281,156
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	105	120,595
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,885	2,127,826
Bethlehem Area School District, (AGM), 5.25%, 1/15/26	940	1,054,746
Cambria County, (BAM), 5.00%, 8/1/30	3,370	3,836,610
Centennial School District, (AGM), 5.25%, 12/15/37	3,000	3,419,880
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,792,463
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,723,392
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,642,191
Harrisburg, (AMBAC), 0.00%, 3/15/17	2,180	1,885,613
Harrisburg School District, (AGC), 5.00%, 11/15/33	2,000	2,127,020
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,456,840
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	840,750
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	717,660
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	923,222
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	67,148
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	763,752
State Public School Building Authority, (Harrisburg School District), (AGC), 4.75%, 11/15/33	2,000	2,104,480

		$30,885,344

Insured-Hospital — 5.1%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,535,740
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	6,930	7,476,015
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,310	1,444,995

		$11,456,750

Insured-Lease Revenue/Certificates of Participation — 5.6%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,115,110
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,610,937
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,957,688

		$12,683,735

Insured-Special Tax Revenue — 1.1%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,318,580
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	208,302

		$2,526,882

Insured-Transportation — 3.4%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$6,213,162
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,558,140

		$7,771,302

Insured-Water and Sewer — 1.4%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,161,850
Westmoreland Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,049,540

		$3,211,390

3

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.8%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,113,575
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,997,461

		$4,111,036

Senior Living/Life Care — 1.4%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$2,500	$960,225
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	327,219
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	600	617,844
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	1,300	1,327,521

		$3,232,809

Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$1,065,900
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	401,982
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	190,080
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	933,703

		$2,591,665

Transportation — 7.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$864,234
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	459,231
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,114,624
Pennsylvania Turnpike Commission, 5.25%, 6/1/36	4,500	4,934,295
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	4,220	4,421,674
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,144,020
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	909,507

		$15,847,585

Water and Sewer — 4.1%
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	$1,750	$2,003,120
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,742,160
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,400,500
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	1,235	1,381,273
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,623,141

		$9,150,194

Total Tax-Exempt Investments — 103.6% (identified cost $210,621,131)		$233,724,592

Other Assets, Less Liabilities — (3.6)%		$(8,097,983)

Net Assets — 100.0%		$225,626,609

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

4

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 47.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 15.4% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Defaulted bond.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	290 U.S. Long Treasury Bond	Short	$(40,309,470)	$(40,917,188)	$(607,718)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $607,718.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$198,258,665

Gross unrealized appreciation	$25,967,830
Gross unrealized depreciation	(2,251,903)

Net unrealized appreciation	$23,715,927

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$233,724,592	$—	$233,724,592
Total Investments	$—	$233,724,592	$—	$233,724,592

Liability Description
Futures Contracts	$(607,718)	$—	$—	$(607,718)
Total	$(607,718)	$—	$—	$(607,718)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 87.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Arkansas Development Finance Authority, (Revolving Loan Fund), 5.00%, 6/1/24	$170	$202,728

		$202,728

Education — 4.4%
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	$550	$662,161
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	728,220
Forest Grove, OR, (Pacific University), 4.50%, 5/1/29	300	324,264
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/25	400	485,984
Houston Higher Education Finance Corp., TX, (KIPP, Inc.), (PSF Guaranteed), 5.00%, 2/15/27	415	497,419
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/22	150	180,716
University of Nebraska, 5.00%, 5/15/26	625	760,219

		$3,638,983

Electric Utilities — 10.3%
Beaver County, PA, Industrial Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	$3,075	$3,168,449
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	257,583
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,813,626
Monroe County, GA, Development Authority, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,061,520
Ohio Water Development Authority, (FirstEnergy Nuclear Generation, LLC), 3.625% to 4/1/20 (Put Date), 10/1/33	1,000	1,031,010
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	250	280,302

		$8,612,490

General Obligations — 8.9%
California, 5.00%, 10/1/23	$1,000	$1,227,380
Chicago Park District, IL, 5.00%, 1/1/24	500	600,685
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/22	875	935,550
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, (0.00% to 6/15/16), 6/15/23	960	1,025,962
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,204,980
New York, NY, 5.00%, 8/1/25	1,000	1,197,600
New York, NY, 5.00%, 8/1/29	450	528,057
Pittsburg, CA, Unified School District, 5.00%, 8/1/22	570	692,265

		$7,412,479

Hospital — 16.7%
Decatur, TX, Hospital Authority, (Wise Regional Health System), 4.00%, 9/1/20	$225	$242,573
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/21	330	369,194
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/22	150	165,617
Decatur, TX, Hospital Authority, (Wise Regional Health System), 5.00%, 9/1/23	200	219,430
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 1.94%, Variable to 2/1/17 (Put Date), 8/1/38(1)	2,000	2,050,520

Security	Principal Amount (000’s omitted)	Value
Fredericksburg, VA, Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$1,145,190
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	133,675
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	300,832
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,593,564
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,185,710
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,140,570
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	586,165
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	255,424
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	750	861,007
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/25(2)	1,000	1,060,480
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	581,965
Palm Beach County, FL, Health Facilities Authority, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	575,900
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,191,240
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	279,717

		$13,938,773

Housing — 1.9%
East Hempfield Township, PA, Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/29	$500	$545,640
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,006,278

		$1,551,918

Industrial Development Revenue — 2.5%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$250	$261,180
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	130	141,491
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	215	234,176
Niagara Area Development Corp., NY, (Covanta Energy), 4.00%, 11/1/24(3)	370	376,334
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23(2)	1,000	1,080,950

		$2,094,131

Insured-Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$115	$113,220
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	485,530

		$598,750

Insured-General Obligations — 7.9%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$419,016
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,500	1,750,245
Detroit, MI, (AGC), 5.00%, 4/1/20	250	261,190
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/25	890	997,948
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/26	925	1,028,739
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	864,780

Security	Principal Amount (000’s omitted)	Value
Puerto Rico, (AGM), 5.00%, 7/1/35	$365	$364,927
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	495	473,359
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	420,227

		$6,580,431

Insured-Housing — 1.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	$445	$480,618
New Hope Cultural Education Facilities Finance Corp., TX, (CHF - Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	427,260

		$907,878

Insured-Other Revenue — 0.3%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$185	$205,824

		$205,824

Insured-Special Tax Revenue — 3.5%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$380,480
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	550	497,349
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,161,320
Successor Agency to San Pablo Redevelopment Agency, CA, (AGM), 5.00%, 6/15/25	700	838,446

		$2,877,595

Insured-Transportation — 1.9%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$245	$245,613
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	210	210,525
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	500	462,690
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	500	444,800
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	202,150

		$1,565,778

Insured-Water and Sewer — 5.8%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$186,625
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,549,880
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	100,026

		$4,836,531

Lease Revenue/Certificates of Participation — 1.4%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,174,940

		$1,174,940

Other Revenue — 3.8%
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$570	$649,743
New Jersey Economic Development Authority, (School Facilities Construction), 0.95%, 2/1/17(1)	1,000	1,002,620
New Mexico Municipal Energy Acquisition Authority, 0.852%, Variable to 8/1/19 (Put Date), 11/1/39(1)	300	302,088
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)(4)	1,135	1,144,784
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	110,076

		$3,209,311

Senior Living/Life Care — 3.5%
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/19	$650	$699,146
Lee County, FL, Industrial Development Authority, (Shell Point), 5.50%, 11/15/21	150	173,738

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (Lions Gate), 4.375%, 1/1/24	$650	$663,390
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.00%, 6/1/21	585	637,276
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	250	274,507
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	450	476,640

		$2,924,697

Special Tax Revenue — 2.5%
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	$50	$35,124
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/21	75	49,343
Jurupa Public Financing Authority, CA, 5.00%, 9/1/22	465	550,179
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	867,462
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/23	500	621,895

		$2,124,003

Student Loan — 0.9%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$565,555
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	170	170,253

		$735,808

Transportation — 6.9%
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	$1,000	$1,143,260
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	600,620
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	297,730
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,459,375
Metropolitan Washington, D.C., Airports Authority, (AMT), 5.00%, 10/1/23	450	538,713
Pennsylvania Turnpike Commission, 0.93%, 12/1/20(1)	1,000	1,006,120
Pennsylvania Turnpike Commission, 1.20%, 12/1/19(1)	500	511,720
Port Authority of New York and New Jersey, (AMT), 5.00%, 12/1/28	200	230,148

		$5,787,686

Water and Sewer — 2.5%
Chicago, IL, Water Revenue, 5.00%, 11/1/25	$500	$591,845
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	134,330
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	313,800
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,029,770

		$2,069,745

Total Tax-Exempt Municipal Securities — 87.6% (identified cost $70,469,231)		$73,050,479

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 4.0%
Detroit, MI, (AMBAC), 4.53%, 4/1/15	$2,000	$1,986,900
Detroit, MI, (AMBAC), 4.61%, 4/1/16	500	485,745
Detroit, MI, (AMBAC), 4.96%, 4/1/20	1,000	893,060

Total Taxable Municipal Securities — 4.0% (identified cost $3,371,249)		$3,365,705

Corporate Bonds & Notes — 3.2%

Security	Principal Amount (000’s omitted)	Value
Education — 1.2%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,009,217

		$1,009,217

Health Care — 2.0%
Dignity Health, 5.267%, 11/1/64	$1,665	$1,692,056

		$1,692,056

Total Corporate Bonds & Notes — 3.2% (identified cost $2,665,000)		$2,701,273

Total Investments— 94.8% (identified cost $76,505,480)		$79,117,457

Other Assets, Less Liabilities — 5.2%		$4,330,235

Net Assets — 100.0%		$83,447,692

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

At October 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Michigan	15.2%
Pennsylvania	10.5%
Others, representing less than 10% individually	69.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2014, 26.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 13.4% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $1,521,118 or 1.8% of the Fund’s net assets.

(4)	When-issued security.

A summary of open financial instruments at October 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/14	45 U.S. Long Treasury Bond	Short	$(6,318,199)	$(6,349,219)	$(31,020)

At October 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $31,020.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,493,522

Gross unrealized appreciation	$2,642,417
Gross unrealized depreciation	(18,482)

Net unrealized appreciation	$2,623,935

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$73,050,479	$—	$73,050,479
Taxable Municipal Securities	—	3,365,705	—	3,365,705
Corporate Bonds & Notes	—	2,701,273	—	2,701,273
Total Investments	$—	$79,117,457	$—	$79,117,457

Liability Description
Futures Contracts	$(31,020)	$—	$—	$(31,020)
Total	$(31,020)	$—	$—	$(31,020)

The Fund held no investments or other financial instruments as of July 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2014